Condensed consolidated statement of profit or loss - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Continuing operations
Interest income using effective interest rate method	€ 10,455	€ 9,313
Other interest income	1,347	1,368
Total interest income	11,802	10,680
Interest expense using effective interest rate method	(3,552)	(2,534)
Other interest expense	(1,168)	(1,125)
Total interest expense	(4,720)	(3,659)
Net interest income	7,082	7,021
Net fee and commission income	1,822	1,710
Valuation results and net trading income	9,212	1,212
Investment income	61	49
Other income	(300)	184
Total income	17,876	10,175
Addition to loan loss provisions	1,189	131
Staff expenses	2,976	2,938
Other operating expenses	2,706	2,621
Total expenses	6,871	5,691
Result before tax	11,005	4,484
Taxation	3,180	1,265
Net result	7,825	3,219
Net result (before non-controlling interests)	7,825	3,219
Net result attributable to Non-controlling interests	80	59
Net result attributable to shareholders of the parent	€ 7,745	€ 3,161
Basic earnings per ordinary share	€ 2.06	€ 0.81
Diluted earnings per ordinary share	€ 2.06	€ 0.81